UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/12

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  Two Atlantic Avenue
          Boston, MA  02110

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 11/13/12
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[ ]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).
List of Other Managers Reporting for this Manager:

Copeland Capital Management, LLC

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 133
Form 13F Information Table Value Total: $503,387,000 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number		Name

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC                  COM              g1151c101     9092 129830.32SH       SOLE                                  129830.32
ACTUANT CORP CL A NEW          CL A             00508x203     1373 47989.00 SH       SOLE                                   47989.00
AFFILIATED MNGRS GRP COM       COM              008252108     1724 14021.00 SH       SOLE                                   14021.00
AIRGAS INC                     COM              009363102     1383 16815.00 SH       SOLE                                   16815.00
ALEXANDRIA REAL EST EQ COM     COM              015271109     1386 18860.00 SH       SOLE                                   18860.00
ALLERGAN INC                   COM              018490102    12971 141643.29SH       SOLE                                  141643.29
AMETEK INC NEW COM             COM              031100100    13933 393058.27SH       SOLE                                  393058.27
AMPHENOL CORP NEW-CL A         CL A             032095101    10454 177550.81SH       SOLE                                  177550.81
ANHEUSER-BUSCH INBEV NV ADS    COM              03524A108     9463 110153.22SH       SOLE                                  110153.22
ANSYS INC COM                  COM              03662Q105     1541 20995.00 SH       SOLE                                   20995.00
APPLE COMPUTER INC             COM              037833100    12652 18966.16 SH       SOLE                                   18966.16
APTARGROUP INC                 COM              038336103     1275 24670.00 SH       SOLE                                   24670.00
ARCH CAP GROUP LTD ORD         COM              g0450a105     1423 34190.00 SH       SOLE                                   34190.00
ASTRAZENECA PLC ADR            COM              046353108      387  8090.55 SH       SOLE                                    8090.55
BAXTER INTL INC                COM              071813109      378  6287.75 SH       SOLE                                    6287.75
BHP BILLITON PLC SPONSORED ADR COM              05545E209      330  5291.71 SH       SOLE                                    5291.71
BORGWARNER INC COM             COM              099724106     9243 133750.00SH       SOLE                                  133750.00
CARDINAL HEALTH INC            COM              14149Y108      340  8741.50 SH       SOLE                                    8741.50
CATERPILLAR INC                COM              149123101     6177 71794.22 SH       SOLE                                   71794.22
CHEVRON CORP                   COM              166764100      510  4381.89 SH       SOLE                                    4381.89
CHICAGO MERCANTILE EXCHANGE HO COM              12572q105     7212 125897.90SH       SOLE                                  125897.90
CHINA PETE & CHEM CORP SPON AD COM              16941R108      356  3852.08 SH       SOLE                                    3852.08
CHURCH DWIGHT CO. INC.         COM              171340102     1536 28462.00 SH       SOLE                                   28462.00
CITRIX SYSTEMS INC             COM              177376100     1553 20295.00 SH       SOLE                                   20295.00
COGNIZANT TECH SOLUTIONS       COM              192446102     2912 41668.00 SH       SOLE                                   41668.00
COLGATE PALMOLIVE CO.          COM              194162103     8384 78197.99 SH       SOLE                                   78197.99
CONCHO RES INC COM             COM              20605p101     1499 15830.00 SH       SOLE                                   15830.00
CONOCO INC                     COM              20825c104      296  5187.91 SH       SOLE                                    5187.91
CORE LABS                      COM              N22717107     2226 18330.20 SH       SOLE                                   18330.20
COVIDIEN PLC                   COM              g2554f113    13749 231393.20SH       SOLE                                  231393.20
CVS CORP                       COM              126650100    12422 256556.61SH       SOLE                                  256556.61
DAVITA INC                     COM              23918k108     1470 14191.00 SH       SOLE                                   14191.00
DIGITAL RLTY TR INC COM        COM              253868103     1769 25327.29 SH       SOLE                                   25327.29
DRIL-QUIP INC COM              COM              262037104     1637 22780.00 SH       SOLE                                   22780.00
EAST WEST BANCORP INC          COM              27579R104     1268 60060.00 SH       SOLE                                   60060.00
EXPEDITORS INTERNATIONAL OF WA COM              302130109      631 17360.00 SH       SOLE                                   17360.00
EXXON MOBIL CORP               COM              30231G102    13809 151004.48SH       SOLE                                  151004.48
FACTSET RESH SYS INC COM       COM              303075105     1678 17407.59 SH       SOLE                                   17407.59
FIRST BANCORP P R COM          COM              318672706       56 12740.00 SH       SOLE                                   12740.00
GENUINE PARTS CO               COM              372460105      377  6178.41 SH       SOLE                                    6178.41
GOOGLE                         COM              38259p508     9882 13098.00 SH       SOLE                                   13098.00
HARRIS CORP DEL COM            COM              413875105      401  7829.35 SH       SOLE                                    7829.35
HEALTHCARE SVCS GP INC         COM              421906108      316 13830.00 SH       SOLE                                   13830.00
HELMERICH & PAYNE INC          COM              423452101      316  6650.75 SH       SOLE                                    6650.75
HENRY SCHEIN INC               COM              806407102     1465 18502.00 SH       SOLE                                   18502.00
IBM                            COM              459200101     8475 40854.78 SH       SOLE                                   40854.78
IDEXX LABORATORIES CORP        COM              45168D104     1554 15645.00 SH       SOLE                                   15645.00
IHS INC CL A                   CL A             451734107     1437 14765.00 SH       SOLE                                   14765.00
INTEL CORP                     COM              458140100      419 18511.99 SH       SOLE                                   18511.99
INTERCONTINENTALEXCHAN COM     COM              45865v100     2571 19275.00 SH       SOLE                                   19275.00
IQ ARB MERGER ARBITRAGE        COM              45409b800      255 10305.00 SH       SOLE                                   10305.00
IQ HEDGE MULTI-STRATEGY TRACKE COM              45409b107      336 11967.00 SH       SOLE                                   11967.00
ISHARES S&P 600 SMALL CAP BARR COM              464287879      413  5239.00 SH       SOLE                                    5239.00
ISHARES TR DJ SEL DIV INX      COM              464287168      665 11535.00 SH       SOLE                                   11535.00
ISHARES TR RUSSELL 2000        COM              464287655     3571 42800.00 SH       SOLE                                   42800.00
ISHARES TR S&P MC 400 GRW      COM              464287606      794  7098.00 SH       SOLE                                    7098.00
ISHARES TR S&P500 GRW          COM              464287309     1345 17288.00 SH       SOLE                                   17288.00
ISHARES TRUST DOW JONES US REA COM              464287739     1764 27400.00 SH       SOLE                                   27400.00
J P MORGAN CHASE & CO.         COM              46625h100    12643 312343.03SH       SOLE                                  312343.03
KENNAMETAL INC COM             COM              489170100     1099 29640.00 SH       SOLE                                   29640.00
KINDER MORGAN INC              COM              49456b101     8042 226420.00SH       SOLE                                  226420.00
LAB CP OF AMER HLDG NEW        COM              50540R409    13682 147966.00SH       SOLE                                  147966.00
LINCOLN ELEC HLDGS COM         COM              533900106     1332 34130.00 SH       SOLE                                   34130.00
LKQ CORP COM                   COM              501889208     1347 72930.00 SH       SOLE                                   72930.00
LOCKHEED MARTIN CORP           COM              539830109      404  4332.26 SH       SOLE                                    4332.26
MARKET VECTORS ETF TR GOLD MIN COM              57060U100     1771 33000.00 SH       SOLE                                   33000.00
MASTERCARD INC CL A            CL A             57636q104     8697 19263.51 SH       SOLE                                   19263.51
MCDONALDS CORP                 COM              580135101      336  3663.94 SH       SOLE                                    3663.94
MCGRAW HILL COMPANIES          COM              580645109      342  6265.60 SH       SOLE                                    6265.60
MICROCHIP TECHNOLOGY INC       COM              595017104     1343 41035.00 SH       SOLE                                   41035.00
MICROS SYS INC COM             COM              594901100     2192 44598.00 SH       SOLE                                   44598.00
MICROSOFT CORP                 COM              594918104     8490 285285.09SH       SOLE                                  285285.09
MSC INDL DIRECT INC CL A       CL A             553530106      317  4702.05 SH       SOLE                                    4702.05
NATIONAL OILWELL VARCO COM     COM              637071101     7344 91685.61 SH       SOLE                                   91685.61
NEUSTAR INC CL A               CL A             64126X201     2418 60415.00 SH       SOLE                                   60415.00
NEWMONT MINING CORP            COM              651639106     7450 133001.04SH       SOLE                                  133001.04
NOBLE ENRGY INC COM            COM              655044105     8490 91583.65 SH       SOLE                                   91583.65
NOVO NORDISK A/S- ADR          COM              670100205      304  1930.00 SH       SOLE                                    1930.00
NUANCE COMMUNICATIONS COM      COM              67020Y100     2503 100593.00SH       SOLE                                  100593.00
OCCIDENTAL PETE CORP           COM              674599105     9371 108899.53SH       SOLE                                  108899.53
OCH ZIFF CAP MGMT GRP CL A     CL A             67551u105      992 102695.00SH       SOLE                                  102695.00
PARTNERRE LTD COM              COM              G6852T105      369  4976.01 SH       SOLE                                    4976.01
PEOPLES BANK CT                COM              712704105      359 29587.86 SH       SOLE                                   29587.86
PLAINS ALL AM PIPELINE UNIT LT COM              726503105      433  4913.31 SH       SOLE                                    4913.31
PNC FINANCIAL SERVICES GROUP I COM              693475105    11970 189712.46SH       SOLE                                  189712.46
POST HLDGS INC COM             COM              737446104     1207 40155.00 SH       SOLE                                   40155.00
PRAXAIR INC                    COM              74005P104    12024 115755.13SH       SOLE                                  115755.13
PRICESMART INC COM             COM              741511109     2481 32775.30 SH       SOLE                                   32775.30
PROCTER & GAMBLE CO            COM              742718109      205  2969.19 SH       SOLE                                    2969.19
PROGRESSIVE CORP               COM              743315103     7106 342640.00SH       SOLE                                  342640.00
PROSHARES TR PSHS SHRT S&P500  COM              74347R503     6202 182000.00SH       SOLE                                  182000.00
PROSPERITY BANCSHARES COM      COM              743606105      350  8222.62 SH       SOLE                                    8222.62
QEP RES INC COM                COM              74733v100     1351 42690.00 SH       SOLE                                   42690.00
QUALCOMM INC                   COM              747525103     9328 149335.66SH       SOLE                                  149335.66
QUANTSHARES US MARKET NEUTRAL  COM              351680707      358 15572.00 SH       SOLE                                   15572.00
RALCORP HLDGS INC NEW COM      COM              751028101     2276 31180.00 SH       SOLE                                   31180.00
RALPH LAUREN CORP CL A         CL A             751212101     8630 57071.40 SH       SOLE                                   57071.40
REINSURANCE GP AMER            COM              759351604     2275 39314.81 SH       SOLE                                   39314.81
ROBERT HALF INTERNATIONAL INC  COM              770323103     1266 47557.00 SH       SOLE                                   47557.00
ROSETTA RESOURCES INC          COM              777779307     1624 33920.00 SH       SOLE                                   33920.00
SCHLUMBERGER LTD               COM              806857108     7465 103214.89SH       SOLE                                  103214.89
SCRIPPS NETWORKS INTER CL A CO CL A             811065101    10157 165888.91SH       SOLE                                  165888.91
SELECT SECTOR SPDR TR SBI INT- COM              81369y506     1843 25102.07 SH       SOLE                                   25102.07
SIRONA DENTAL SYS INC COM      COM              82966c103     1671 29343.00 SH       SOLE                                   29343.00
SPDR GOLD TRUST GOLD SHS       COM              78463v107    12601 73310.00 SH       SOLE                                   73310.00
SPDR SERIES TRUST S&P DIVID ET COM              78464a763      540  9300.00 SH       SOLE                                    9300.00
SSGA ACTIVE ETF TR MULT ASS RL COM              78467v103      314 10280.00 SH       SOLE                                   10280.00
STANDARD & POORS DEPOSITARY RE COM              78462F103    10983 76289.93 SH       SOLE                                   76289.93
SYNGENTA AG ADR                COM              87160A100     1162 15532.25 SH       SOLE                                   15532.25
T ROWE PRICE GROUP INC         COM              74144t108     8984 141938.99SH       SOLE                                  141938.99
TERADATA CORP DEL COM          COM              88076w103     2447 32450.00 SH       SOLE                                   32450.00
TJX COMPANIES                  COM              872540109      352  7881.20 SH       SOLE                                    7881.20
TOLL BROTHERS INC              COM              889478103    12600 379200.00SH       SOLE                                  379200.00
TYCO INTERNATIONAL             COM              h89128104    12110 215262.10SH       SOLE                                  215262.10
UNILEVER ADR                   COM              904767704      232  6373.49 SH       SOLE                                    6373.49
UNILEVER NV                    COM              904784709     8468 238685.28SH       SOLE                                  238685.28
UNITEDHEALTH GROUP INC         COM              91324P102    12852 231957.91SH       SOLE                                  231957.91
VANGUARD SPECIALIZED DIV APP E COM              921908844      452  7575.00 SH       SOLE                                    7575.00
VERISIGN INC                   COM              92343e102     1510 31018.00 SH       SOLE                                   31018.00
VERISK ANALYTICS INC CL A      CL A             92345y106     1561 32800.00 SH       SOLE                                   32800.00
VERIZON COMMUNICATIONS         COM              92343V104      517 11361.92 SH       SOLE                                   11361.92
VF CORP                        COM              918204108     1537  9650.00 SH       SOLE                                    9650.00
WALGREEN CO                    COM              931422109      352  9676.00 SH       SOLE                                    9676.00
WISDOMTREE TRUST DRYFS CURR ET COM              97717w133      201  9700.00 SH       SOLE                                    9700.00
WISDOMTREE TRUST LARGECAP DIVI COM              97717w307     1060 19416.96 SH       SOLE                                   19416.96
WYNDHAM WORLDWIDE CORP         COM              98310w108     1496 28515.00 SH       SOLE                                   28515.00
YUM! BRANDS                    COM              988498101     8134 122621.75SH       SOLE                                  122621.75
POP CAP TR I GTD MTHLY INC TR  COM              73317w203      344    15000 SH       SOLE                                      15000
I SHARES S&P EUROPE 350        EUROPE ETF       464287861      247     6771 SH       SOLE                                       6771
ISHARES TR MSCI EMERG MKT      MSCI EMERG MTK   464287234     2477    59940 SH       SOLE                                      59940
ISHARES TR MSCI GRW IDX        MSCI GRW IDX     464288885      271     4809 SH       SOLE                                       4809
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE INX    464287465      621    11735 SH       SOLE                                      11735
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106      184    13233 SH       SOLE                                      13233